Consolidated Statements of Changes in Equity - CAD ($)	Total	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]	Total Shareholder's Equity [Member]	Non- controlling Interest [Member]
Beginning balance at Dec. 31, 2018	$ 2,553,170	$ 19,815,174	$ 1,759,217	$ (44,464)	$ (18,976,757)	$ 2,553,170
Beginning balance (Shares) at Dec. 31, 2018		3,030,021
Share-based payments	1,468,361		1,468,361			1,468,361
RSUs exercised		$ 142,277	(142,277)
RSUs exercised (Shares)		11,905
Stock options exercised	543,249	$ 658,074	(114,825)			543,249
Stock options exercised (Shares)		50,838
Warrants exercised	1,727,202	$ 1,865,773	(138,571)			1,727,202
Warrants exercised (Shares)		133,176
Shares issued for transaction costs - kanepi	8,880,000	$ 8,880,000				8,880,000
Shares issued for transaction costs - kanepi (Shares)		800,000
Shares issued on Debentures conversion, net	3,673,214		3,673,214			3,673,214
Shares issued on business combination	13,320,000	$ 13,320,000				13,320,000
Shares issued on business combination (Shares)		1,200,000
Shares issued to extinguish the loan from Flow Capital (Shares)		50,000
Shares issued to extinguish the loan from Flow Capital	606,495	$ 606,495				606,495
Shares Issued to Settle Liabilities Shares		6,964
Shares issued to settle liabilities	84,252	$ 84,252				84,252
Share issuance costs	(3,300)	(3,300)				(3,300)
Warrants issued	61,000		61,000			61,000
Equity component of convertible debentures	3,673,214		3,673,214			3,673,214
Contingent shares issuable to Flow Capital	712,000		712,000			712,000
Non-controlling interest recognized in business combination	(219,858)						$ (219,858)
Net (loss) income for the year	(27,894,834)				(28,484,890)	(28,484,890)	590,056
Other comprehensive (loss) income for the year	607,302			430,591		430,591	176,711
Ending balance at Dec. 31, 2019	6,118,253	$ 45,368,745	7,278,119	386,127	(47,461,647)	5,571,344	546,909
Ending balance (Shares) at Dec. 31, 2019		5,282,904
Share-based payments	1,454,235		1,454,235			1,454,235
RSUs exercised	(144,393)	$ 384,613	(529,006)			(144,393)
RSUs exercised (Shares)		35,877
Stock options exercised	70,000	$ 166,400	(96,400)			70,000
Stock options exercised (Shares)		7,639
Warrants exercised	1,495,692	$ 1,923,118	(427,426)			1,495,692
Warrants exercised (Shares)		117,977
Shares issued in business combination - CSA	2,304,073	$ 2,304,073				2,304,073
Shares issued in business combination - CSA (Shares)		126,737
Shares issued in business combination - kanepi	5,882,547	$ 5,882,547				5,882,547
Shares issued in business combination - kanepi (Shares)		867,631
Shares issued in public offering, net of costs	14,526,300	$ 13,854,348	671,952			14,526,300
Shares issued in public offering, net of costs (Shares)		1,415,526
Shares issued for transaction costs - kanepi	149,596	$ 149,596				149,596
Shares issued for transaction costs - kanepi (Shares)		22,064
Shares issued for asset acquisition - AirFusion	820,000	$ 820,000				820,000
Shares issued for asset acquisition - AirFusion (Shares)		66,667
Shares issued on Debentures conversion, net	74,000	$ 50,000	24,000			74,000
Shares issued on Debentures conversion, net (Shares)		3,333
Issue of special warrants, net	12,217,171		12,217,171			12,217,171
Conversion of special warrants		$ 12,217,171	(12,217,171)
Conversion of special warrants (Shares)		1,222,063
Settlement of debt with RSUs	143,002		143,002			143,002
Equity component of convertible debentures	74,000	$ 50,000	24,000			74,000
Net (loss) income for the year	(34,860,963)				(36,447,551)	(36,447,551)	1,586,588
Other comprehensive (loss) income for the year	1,209,006			1,049,257		1,049,257	159,749
Ending balance at Dec. 31, 2020	11,458,519	$ 83,120,611	8,518,476	1,435,384	(83,909,198)	9,165,273	2,293,246
Ending balance (Shares) at Dec. 31, 2020		9,168,416
Share-based payments	1,184,187		1,184,187			1,184,187
RSUs exercised	(86,173)	$ 337,104	(423,277)			(86,173)
RSUs exercised (Shares)		71,190
Broker warrants issued	294,894		294,894			294,894
Shares issued in public offering, net of costs	12,395,918	$ 12,395,918				12,395,918
Shares issued in public offering, net of costs (Shares)		2,300,000
Warrants issued in public offering, net of costs	619,796		619,796			619,796
Shares issued in non-brokered private placement	420,000	$ 420,000				420,000
Convertible debenture conversion and interest, net	14,436,728	$ 14,436,728				14,436,728
Shares issued in non-brokered private placement (Shares)		75,676
Convertible debenture conversion and interest, net (Shares)		2,107,787
Net (loss) income for the year	(34,368,325)				(34,667,330)	(34,667,330)	299,005
Other comprehensive (loss) income for the year	(62,848)			(231,619)		(231,619)	168,771
Ending balance at Sep. 30, 2021	6,292,696	$ 110,710,361	10,194,076	1,203,765	(118,576,528)	3,531,674	2,761,022
Ending balance (Shares) at Sep. 30, 2021		13,723,069
Beginning balance at Dec. 31, 2020	11,458,519	$ 83,120,611	8,518,476	1,435,384	(83,909,198)	9,165,273	2,293,246
Beginning balance (Shares) at Dec. 31, 2020		9,168,416
Share-based payments	1,867,915		1,867,915			1,867,915
RSUs exercised	(86,173)	$ 337,104	(423,277)			(86,173)
RSUs exercised (Shares)		71,190
Broker warrants issued	294,894		294,894			294,894
Shares issued in public offering, net of costs	12,395,918	$ 12,395,918				12,395,918
Shares issued in public offering, net of costs (Shares)		2,300,000
Warrants issued in public offering, net of costs	619,796		619,796			619,796
Shares issued in private placement	420,000	$ 420,000				420,000
Shares issued in private placement (Shares)		75,676
Shares issued on Debentures conversion, net	14,436,728	$ 14,436,728				14,436,728
Shares issued on Debentures conversion, net (Shares)		2,107,787
Shares issued in settlement of interest payable	7,485,002	$ 7,485,002				7,485,002
Shares issued in settlement of interest payable (Shares)		2,415,000
Underwriter warrants issued in USD public offering	162,947		162,947			162,947
Equity component of convertible debentures	14,436,728	$ 14,436,728				14,436,728
Net (loss) income for the year	(44,699,313)				(44,762,700)	(44,762,700)	63,387
Other comprehensive (loss) income for the year	(69,460)			(208,115)		(208,115)	138,655
Ending balance at Dec. 31, 2021	4,286,773	$ 118,195,363	11,040,751	1,227,269	(128,671,898)	1,791,485	2,495,288
Ending balance (Shares) at Dec. 31, 2021		16,138,069
Share-based payments	929,493		929,493			929,493
RSUs exercised		$ 175,633	(175,633)
RSUs exercised (Shares)		22,696
RSUs cancelled	(136,950)		(136,950)			(136,950)
Warrants issued in financing	195,066		195,066			195,066
Elimination of non-controlling interest on loss of control of subsidiary	2,655,276						2,655,276
Net (loss) income for the year	(31,606,718)				(26,364,141)	(26,364,141)	(5,242,577)
Other comprehensive (loss) income for the year	(3,391,823)			(3,483,836)		(3,483,836)	92,013
Ending balance at Sep. 30, 2022	$ (27,068,883)	$ 118,370,996	$ 11,852,727	$ (2,256,567)	$ (155,036,039)	$ (27,068,883)	$ 0
Ending balance (Shares) at Sep. 30, 2022		16,160,765